Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepayments and Other Current Assets
Prepayments and Other Current Assets

8.Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Other receivables	28,941	78,819	11,101
Employee advances	2,094	2,814	396
Prepaid rents	7,925	10,039	1,414
Others	15,961	16,682	2,350
Total prepayments and other current assets	54,921	108,354	15,261